Deferred income (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income [Abstract]
Disclosure of detailed information about deferredncome [Table Text Block]

(Million euro)	2025	2024	Var. 25/24
Capital grants	1,186	1,372	(186)
Other deferred income	1	3	(2)
TOTAL DEFERRED INCOME	1,187	1,375	(188)